Note 6 - Income Taxes - Deferred Tax Assets (Details) - USD ($)	Sep. 30, 2018	Sep. 30, 2017
Deferred tax assets:
Net operating loss carryforwards	$ 804,000	$ 208,000
Accounts receivable	40,000	58,000
Inventory	1,453,000	1,432,000
Intangibles	614,000	560,000
Accrued expenses	76,000	175,000
Stock options	66,000	246,000
Investment in equity method investee	162,000	174,000
Other	102,000
	3,317,000	2,853,000
Deferred tax liabilities:
Financial basis in excess of tax basis of certain assets	726,000	1,156,000
Other	27,000	44,000
Less valuation allowance	2,564,000
Net deferred tax asset		$ 1,653,000